Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Maturity Profile of the Group's Financial Liabilities

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments (including interest payments computed using contracted rates or, if floating, based on rates current at the end of each reporting period presented):

	At December 31, 2025
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount
Trade payables	119,818	-	-	-	119,818	119,818
Other payables and accruals	54,655	-	163	2,250	57,068	57,068
Amounts due to a related party	4,340	-	-	-	4,340	4,340
Borrowings and derivative liabilities	68,238	44,794	323,889	800,462	1,237,383	980,345
Borrowings from a related party	319,893	256,479	-	-	576,372	521,831
Lease liabilities	13,562	14,410	41,776	50,426	120,174	98,206
	580,506	315,683	365,828	853,138	2,115,155	1,781,608
	At December 31, 2024
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount
Trade payables	31,471	-	-	-	31,471	31,471
Other payables and accruals	40,617	112	53	1,485	42,267	42,267
Amount due to a related party	8,747	-	-	-	8,747	8,747
Borrowings and derivative liabilities	39,975	29,309	585,794	-	655,078	905,262
Lease liabilities	8,655	8,807	27,105	55,693	100,260	78,133
	129,465	38,228	612,952	57,178	837,823	1,065,880

Schedule of Financial Instruments Measured at Fair Value

The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	December 31, 2025	Level 1	Level 2	Level 3
USDC	Quoted price	2	2	-	-
Cryptocurrency-settled receivables	Quoted price	1,921	1,921	-	-
Cryptocurrencies - receivables	Quoted price	135,558	135,558	-	-
Investment A, B, D and E in unlisted equity instrument	Net asset value	22,781	-	-	22,781
Investment F, I, K and M in unlisted equity instrument	Recent transaction price	6,928	-	-	6,928
Investment C in unlisted equity instrument	Guideline company method	9,600	-	-	9,600
Investment G in unlisted debt instrument	Recent transaction price	1,100	-	-	1,100
Investment H in unlisted debt instrument	Recent transaction price	3,000	-	-	3,000
Investment J and L in listed equity instrument	Quoted price	876	876	-	-
Cryptocurrency-settled payables	Quoted price	24,775	24,775	-	-
Derivative assets	Binomial model	31,857	-	-	31,857
Derivative liabilities	Binomial model	501,085	-	-	501,085

In thousands of USD	Valuation technique(s) and key input	December 31, 2024	Level 1	Level 2	Level 3
USDC	Quoted price	2	2	-	-
Cryptocurrency-settled receivables	Quoted price	974	974	-	-
Investment A, B, D and E in unlisted equity instrument	Net asset value	24,595	-	-	24,595
Investment F, I and J in unlisted equity instrument	Recent transaction price	3,102	-	-	3,102
Investment C in unlisted equity instrument	Market calibration method	10,284	-	-	10,284
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Binomial model	3,540	-	-	3,540
Cryptocurrency-settled payables	Quoted price	21,372	21,372	-	-
Derivative liabilities	Binomial model	763,939	-	-	763,939

Schedule of Financial Instruments

The following table presents the changes in Level 3 financial instruments for the years ended December 31, 2025, 2024 and 2023:

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative assets	Derivative liabilities
At January 1, 2023	60,959	-	-
Additions	4,400	-	-
Disposals	(31,111)	-	-
Net fair value changes recognized in profit or loss	3,527	-	-
At December 31, 2023	37,775	-	-
Additions	2,776	-	351,609
Derecognition of derivative liabilities on conversion	-	-	(85,837)
Net fair value changes recognized in profit or loss	1,970	-	498,167
At December 31, 2024	42,521	-	763,939
Additions	4,426	35,400	403,509
Transfer from Level 3 to Level 1	(500)	-	-
Derecognition of derivative liabilities on conversion	-	-	(221,502)
Net fair value changes recognized in profit or loss	(3,038)	(3,543)	(444,861)
At December 31, 2025	43,409	31,857	501,085